Note 18 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	(in thousands)
	2019		2018
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
FINANCIAL ASSETS
Cash and cash equivalents	$26,412	$26,412	$16,475	$16,475	1
Securities, including FHLB stock	188,913	188,913	172,656	172,656	2,3
Loans held for sale	15,301	15,301	7,705	7,705	3
Net loans and leases	572,293	572,936	558,087	554,223	3
Mortgage servicing rights	1,061	1,061	1,313	1,313	3
Hedging assets	970	970	492	492	3
Total financial assets	$804,950	$805,593	$756,728	$752,864
	(in thousands)
	2019		2018
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
FINANCIAL LIABILITIES
Deposits
Maturity	$197,391	$197,428	$180,675	$178,947	3
Non-maturity	509,743	509,743	485,561	485,561	1
Other borrowings	58,750	58,692	65,443	65,029	3
Junior subordinated deferrable interest debentures	12,908	11,067	12,874	8,318	3
Hedging liabilities	27	27	86	86	3
Total financial liabilities	$778,819	$776,957	$744,639	$737,941